IFRS 7 - Disclosure - Liquidity Risk - Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 580,890	$ 391,613
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	230,369	139,550
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	334,308	228,978
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 16,213	$ 23,085